Other information	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Elements [Abstract]
Other information
Other information
a) Supplemental cash flow information

Year ended December 31,	2017	2016
Cash paid during the year for:
Interest	$5,615	$5,895
Cash received during the year for:
Interest	162	194

Year ended December 31,	2017	2016
Non-cash transactions:
Addition of property, plant and equipment by means of capital leases	34,730	23,490
Acquisition of property, plant and equipment related to the initial investment in the partnership	2,581	—
Increase in capital lease obligations related to the initial investment in the partnership	800	—
Increase in long term debt related to the initial investment in the partnership	637	—
Reclass from property, plant and equipment to assets held for sale	(6,869)	(1,374)
Non-cash working capital exclusions:
Increase in inventory related to the initial partnership investment	(29)	—
Increase in prepaid expenses related to the initial investment in the partnership	(4)	—
Decrease in inventory related to a non-monetary transaction	—	(575)
Increase in accrued liabilities related to the current portion of the deferred gain on sale-leaseback	859	365
Net decrease in accrued liabilities related to current portion of RSU liability	—	(671)
Net (decrease) increase in accrued liabilities related to dividend payable	(59)	569

b) Net change in non-cash working capital
The table below represents the cash (used in) provided by non-cash working capital:

Year ended December 31,	2017	2016
Operating activities:
Accounts receivable	$(7,148)	$(15,344)
Unbilled revenue	(5,607)	1,600
Inventories	(1,288)	(1,437)
Prepaid expenses and deposits	(283)	126
Accounts payable	5,640	4,517
Accrued liabilities	1,904	4,144
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(247)	614
	$(7,029)	$(5,780)